UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.1%
	MUNICIPAL BONDS – 95.1%
	Alabama – 0.9%
$ 4,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	A1	$4,394,960
1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 1.625%, 7/15/34 (Mandatory Put 10/02/18)	No Opt. Call	A1	1,002,590
5,000	Total Alabama			5,397,550
	Alaska – 0.9%
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
2,535	5.000%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	Baa2	2,659,773
1,660	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,786,890
1,350	Alaska State, International Airport System Revenue Bonds, Refunding Series 2016C, 5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,500,336
25	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	9/17 at 100.00	Ba2	25,096
5,570	Total Alaska			5,972,095
	Arizona – 4.7%
2,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	2,528,088
1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A+	1,638,086
	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B:
1,500	3.000%, 7/01/18	No Opt. Call	Aa1	1,531,065
1,775	4.000%, 7/01/19	No Opt. Call	Aa1	1,878,145
450	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 4.000%, 7/01/17	No Opt. Call	AA	450,041
1,500	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/20	No Opt. Call	AA-	1,637,400
660	Maricopa County School District 14 Creighton Elementary, Arizona, General Obligation Bonds, Series 2014B, 3.000%, 7/01/18	No Opt. Call	A1	672,606
1,100	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2014, 2.000%, 7/01/18	No Opt. Call	AA-	1,110,725
5,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/17	No Opt. Call	A+	5,000,600
1,370	Pima County Regional Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Regional Transportation Fund, Series 2014, 5.000%, 6/01/18	No Opt. Call	AA+	1,421,183
1,260	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 2.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	1,272,033
NUVEEN      1

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 3,195	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014, 3.000%, 8/01/19	No Opt. Call	AA	$3,305,835
1,195	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/18	No Opt. Call	AA+	1,246,528
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.250%, 12/01/20	No Opt. Call	BBB+	1,320,732
1,070	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/18	No Opt. Call	AA-	1,112,158
1,325	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Refunding Series 2015, 4.000%, 7/15/18	No Opt. Call	A1	1,366,552
455	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Refunding Series 2014, 4.000%, 7/01/18	No Opt. Call	Aa3	468,400
500	Yuma County Elementary School District 1, Arizona, General Obligation Bonds, School Improvement Project 2014, Series 2015A, 4.000%, 7/01/18 – BAM Insured	No Opt. Call	AA	514,115
830	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/19	No Opt. Call	A-	888,424
28,330	Total Arizona			29,362,716
	Arkansas – 0.8%
3,280	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	3,479,325
1,535	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/19	No Opt. Call	Aa2	1,671,170
4,815	Total Arkansas			5,150,495
	California – 5.6%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	6,588,341
2,095	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013B, 5.000%, 7/01/43 (Mandatory Put 10/17/17)	No Opt. Call	AA-	2,120,203
685	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2008E, 1.750%, 11/01/26 (Mandatory Put 6/01/22)	No Opt. Call	A2	685,966
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 144A:
695	5.000%, 8/01/19	No Opt. Call	BBB	741,065
550	5.000%, 8/01/20	No Opt. Call	BBB	600,891
2,875	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Substance Abuse Treatment Facility & Corcoran II State Prison, Series 2014G, 5.000%, 1/01/20	No Opt. Call	A+	3,149,562
1,020	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014C, 2.500%, 8/01/20	11/17 at 100.00	AA-	1,022,387
175	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/17 at 100.00	N/R	175,107
1,365	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A, 4.000%, 10/01/17	No Opt. Call	A	1,375,429
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,135	Cathedral City Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2014A, 4.000%, 8/01/17	No Opt. Call	BBB+	$2,140,658
500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Senior Lien Series 2013A, 4.000%, 9/01/17	No Opt. Call	A-	502,585
475	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 4.000%, 9/01/17	No Opt. Call	N/R	477,384
4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/21	No Opt. Call	BBB+	4,500,000
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22	No Opt. Call	Aa1	2,764,105
360	Orange City, California, Special Tax Bonds, Community Facilities District 91-2, Serrano Heights Public Improvements, Refunding Series 2013, 3.000%, 10/01/17	No Opt. Call	A	361,847
940	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 9/01/17 – BAM Insured	No Opt. Call	AA	944,860
275	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/18	No Opt. Call	N/R	282,956
510	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.000%, 6/01/18	No Opt. Call	AA+	529,339
420	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Refunding Series 2014A, 5.000%, 8/01/18 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	437,724
350	San Benito Health Care District, San Benito County, California, Revenue Bonds, Refunding Series 2013, 4.000%, 3/01/18	No Opt. Call	AA-	356,835
1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Refunding Series 2016C, 5.000%, 8/01/21	No Opt. Call	A-	1,141,680
200	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/17	No Opt. Call	A-	200,714
600	Santa Cruz County Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014, 5.000%, 9/01/18 – BAM Insured	No Opt. Call	AA	627,798
815	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2014A, 4.000%, 8/15/17	No Opt. Call	BBB+	817,812
970	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Anticipation Notes Series 2014A, 0.000%, 1/01/18 (ETM)	No Opt. Call	N/R (4)	965,441
280	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Refunding Series 2014A, 4.000%, 8/01/18 – BAM Insured	No Opt. Call	AA	289,106
985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18	No Opt. Call	A+	1,042,091
260	Val Verde Unified School District Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/18 – BAM Insured	No Opt. Call	AA	269,136
33,130	Total California			35,111,022
	Colorado – 3.5%
	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2017A:
1,100	5.000%, 12/01/19	No Opt. Call	Aa2	1,202,366
1,400	5.000%, 12/01/20	No Opt. Call	Aa2	1,576,680
NUVEEN      3

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 710	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 2.700%, 12/01/19	No Opt. Call	N/R	$715,815
40	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - DCS Montessori School, Refunding & Improvement Series 2012, 2.250%, 7/15/17	No Opt. Call	A	40,021
300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 3.000%, 8/15/17	No Opt. Call	A	300,729
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding & Improvement Series 2014:
375	3.000%, 12/01/17	No Opt. Call	A	377,831
250	3.000%, 12/01/18	No Opt. Call	A	255,363
235	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 4.000%, 12/01/18	No Opt. Call	A	243,331
470	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016, 4.000%, 6/15/20	No Opt. Call	A	498,487
1,685	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 5.000%, 10/01/19	No Opt. Call	Baa2	1,794,592
625	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Refunding Series 2010A, 4.000%, 10/01/18	No Opt. Call	A	645,337
2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-3, 1.875%, 7/01/39 (Mandatory Put 11/06/19)	No Opt. Call	BBB+	2,045,867
450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 4.000%, 1/01/19	No Opt. Call	N/R	460,499
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
300	3.000%, 6/01/18	No Opt. Call	A-	304,341
600	4.000%, 6/01/19	No Opt. Call	A-	625,926
375	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 2.000%, 8/01/18 – AGM Insured	No Opt. Call	AA	378,544
155	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 4.550%, 11/01/17 – AGM Insured (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	156,638
1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2011A, 5.250%, 11/15/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,827,451
555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 4.000%, 11/15/17 (Alternative Minimum Tax)	No Opt. Call	A+	561,499
375	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/17	No Opt. Call	A	380,644
1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,085,870
375	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	374,385
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
225	5.000%, 12/01/17	No Opt. Call	N/R	227,801
100	5.000%, 12/01/19	No Opt. Call	N/R	106,319
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 800	Jefferson County School District R-1, Colorado, Certificates of Participation, Jefferson County School Finance Corporation, Series 2016, 3.000%, 12/15/19	No Opt. Call	Aa3	$830,120
1,060	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 4.000%, 12/01/19	No Opt. Call	BBB	1,113,445
510	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013B, 3.000%, 12/01/17	No Opt. Call	A	514,289
1,365	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2017C-1, 4.000%, 11/15/47 (Mandatory Put 3/01/20)	9/19 at 100.00	AA-	1,441,658
1,530	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/20 – AGM Insured	No Opt. Call	AA	1,716,691
20,730	Total Colorado			21,802,539
	Connecticut – 0.3%
1,795	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory Put 7/11/18)	No Opt. Call	AAA	1,801,139
	Florida – 2.0%
600	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 4.000%, 11/15/17	No Opt. Call	BBB	605,388
425	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2014, 5.000%, 4/01/18	No Opt. Call	A	436,862
1,195	Lee County, Florida, Transportation Facilities Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA	1,253,268
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BBB	1,140,115
1,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 3.000%, 12/01/17	No Opt. Call	BBB+	1,007,250
3,505	Saint Johns County School Board, Florida, Certificates of Participation, Master Lease Program, Refunding Series 2015, 5.000%, 7/01/18	No Opt. Call	Aa3	3,645,971
1,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/21	No Opt. Call	AA	1,133,450
265	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 4.000%, 7/01/17	No Opt. Call	A-	265,021
1,720	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B, 4.000%, 7/01/18	No Opt. Call	A-	1,765,769
1,450	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/18	No Opt. Call	Baa1	1,516,526
12,195	Total Florida			12,769,620
	Georgia – 0.7%
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/21	No Opt. Call	A2	1,669,800
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
529	5.500%, 7/15/23	7/21 at 100.00	N/R	533,599
1,035	5.500%, 7/15/30	7/21 at 100.00	N/R	1,044,491
1,136	5.500%, 1/15/36	7/21 at 100.00	N/R	1,146,669
NUVEEN      5

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 225	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 4.000%, 10/01/18	No Opt. Call	Baa2	$ 230,929
4,425	Total Georgia			4,625,488
	Hawaii – 1.1%
3,000	Hawaii State, General Obligation Bonds, Series 2016FE, 5.000%, 10/01/21	No Opt. Call	AA+	3,457,710
3,000	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2009A, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa1 (4)	3,207,390
6,000	Total Hawaii			6,665,100
	Idaho – 0.5%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
800	4.000%, 9/01/19	No Opt. Call	BB+	824,056
1,565	4.000%, 9/01/20	No Opt. Call	BB+	1,627,318
630	5.000%, 9/01/21	No Opt. Call	BB+	684,810
2,995	Total Idaho			3,136,184
	Illinois – 5.3%
1,390	Arlington Heights, Illinois, General Obligation Bonds, Series 2014, 3.000%, 12/01/18 (ETM)	No Opt. Call	Aa1 (4)	1,428,906
660	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A	588,614
6,100	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2015, 5.000%, 6/01/18	No Opt. Call	A	6,284,403
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015B:
1,840	5.000%, 1/01/19	No Opt. Call	A	1,945,818
445	5.000%, 1/01/20	No Opt. Call	A	485,762
160	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 144A, 4.500%, 12/01/20	No Opt. Call	N/R	160,712
	Illinois Finance Authority, Revenue Bonds, Benedictine University Project, Series 2013A:
1,000	4.000%, 10/01/17	No Opt. Call	BBB	1,006,080
500	5.000%, 10/01/19	No Opt. Call	BBB	531,950
340	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/19	No Opt. Call	BBB	361,740
220	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	225,480
1,095	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/20	No Opt. Call	A	1,216,830
1,195	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/18	No Opt. Call	A-	1,237,685
1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/19	No Opt. Call	A+	1,082,570
5,375	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	5,584,249
6      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,065	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	$3,182,512
2,280	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/17	No Opt. Call	BBB	2,285,905
2,845	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013B, 5.000%, 12/01/17	No Opt. Call	AA-	2,893,621
	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014:
505	3.000%, 3/01/18 – AGM Insured	No Opt. Call	AA	509,288
535	3.000%, 3/01/19 – AGM Insured	No Opt. Call	AA	544,090
1,705	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2014A, 4.000%, 6/01/18	No Opt. Call	AA	1,750,899
32,255	Total Illinois			33,307,114
	Indiana – 3.3%
1,045	Greater Clark County School Building Corporation, Jeffersonville, Indiana, First Mortgage Bonds, Refunding Series 2014B, 5.000%, 7/15/18	No Opt. Call	AA+	1,087,594
1,165	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.000%, 3/01/18 (ETM)	No Opt. Call	N/R (4)	1,196,746
920	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding Series 2014A, 4.000%, 12/01/18	No Opt. Call	AA	958,419
435	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/18	No Opt. Call	AA	456,572
1,045	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-5, 2.000%, 11/01/27 (Mandatory Put 8/01/17)	No Opt. Call	AA+	1,045,972
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-2, 4.000%, 11/15/36 (Mandatory Put 3/01/19)	No Opt. Call	AA+	3,133,650
5,335	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2014, 5.000%, 7/15/18	No Opt. Call	AA+	5,557,470
1,335	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25	No Opt. Call	A-	1,337,403
6,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2009A, 1.750%, 6/01/25 (Mandatory Put 6/01/18)	No Opt. Call	A-	6,017,460
20,280	Total Indiana			20,791,286
	Iowa – 1.2%
2,520	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010, 5.000%, 7/01/20	No Opt. Call	A1	2,792,916
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	B	148,786
125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 144A, 5.875%, 12/01/27	6/19 at 105.00	B	129,715
1,135	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Drake University Project, Refunding Series 2016, 3.000%, 4/01/19	No Opt. Call	A-	1,168,119
1,130	Johnston Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Series 2014, 5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	1,211,688
1,090	West Des Moines Community School District, Polk and Dallas Counties, Iowa, School Infrastructure Sales, Services, and Use Tax Bonds, Series 2014, 2.000%, 7/01/18 – BAM Insured	No Opt. Call	AA	1,100,300
NUVEEN      7

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 700	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, 3.000%, 12/01/19	No Opt. Call	BBB+	$ 718,809
6,845	Total Iowa			7,270,333
	Kansas – 0.1%
500	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 4.000%, 9/01/18	No Opt. Call	A+	517,090
	Kentucky – 2.3%
2,345	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	BBB-	2,345,211
10,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2016C, 5.000%, 5/15/20	No Opt. Call	AA	11,069,200
1,155	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/18	No Opt. Call	BBB+	1,205,416
13,500	Total Kentucky			14,619,827
	Louisiana – 2.1%
700	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A-	700,063
1,940	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/18	No Opt. Call	AA+	2,019,288
500	Evangeline Parish Road & Drainage Sales Tax District 1, Louisiana, Sales and Use Tax Revenue Bonds, Series 2013, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	504,245
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
1,295	5.000%, 6/01/18	No Opt. Call	A1	1,339,587
1,800	5.000%, 6/01/19	No Opt. Call	A1	1,920,870
505	5.000%, 6/01/20	No Opt. Call	A1	553,621
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
360	3.000%, 5/15/18	No Opt. Call	A3	365,875
595	4.000%, 5/15/19	No Opt. Call	A3	624,351
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
2,275	5.000%, 7/01/19	No Opt. Call	AA-	2,430,132
2,250	5.000%, 7/01/20	No Opt. Call	AA-	2,466,473
12,220	Total Louisiana			12,924,505
	Maine – 0.1%
535	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 3.000%, 7/01/17	No Opt. Call	BBB+	535,032
8      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland – 0.3%
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
$ 850	5.000%, 7/01/18	No Opt. Call	BBB	$882,878
915	5.000%, 7/01/19	No Opt. Call	BBB	981,145
1,765	Total Maryland			1,864,023
	Massachusetts – 1.1%
715	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/21	No Opt. Call	A-	798,290
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2017A:
375	4.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	398,445
1,000	4.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	AA	1,072,580
1,550	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 4.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	1,646,906
	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014:
1,500	4.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,519,545
1,255	3.000%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,281,556
6,395	Total Massachusetts			6,717,322
	Michigan – 2.0%
750	Brighton Area School District, Livingston County, Michigan, General Obligation Bonds, School Building & Site Series 2013II, 5.000%, 5/01/18	No Opt. Call	Aa1	774,863
1,210	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 4.000%, 8/01/18	No Opt. Call	A1	1,247,280
2,115	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/18	No Opt. Call	AA-	2,230,881
1,790	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory Put 5/30/18)	No Opt. Call	AA+	1,801,975
1,025	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-3, 1.400%, 11/15/47 (Mandatory Put 6/29/18)	No Opt. Call	AA+	1,026,322
1,000	Michigan State, Grant Anticipation Bonds, Refunding Federal Highway Series 2016, 5.000%, 3/15/21	No Opt. Call	AA	1,131,720
	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A:
1,325	5.000%, 7/01/19	No Opt. Call	A1	1,418,876
1,000	5.000%, 7/01/20	No Opt. Call	A1	1,100,530
1,000	Saint Joseph Public Schools, Berrien County, Michigan, General Obligation Bonds, Refunding Series 2015, 5.000%, 5/01/18	No Opt. Call	AA-	1,033,150
690	Western Michigan University, General Revenue Bonds, Refunding Series 2013, 5.000%, 11/15/17	No Opt. Call	A1	700,557
11,905	Total Michigan			12,466,154
NUVEEN      9

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 10.2%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$ 100	1.700%, 8/01/17	No Opt. Call	BB+	$99,931
150	3.000%, 8/01/18	No Opt. Call	BB+	150,429
240	3.000%, 8/01/22	No Opt. Call	BB+	235,598
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
360	3.000%, 12/01/17	No Opt. Call	AA	362,761
365	3.000%, 12/01/18	No Opt. Call	AA	373,541
380	3.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	398,232
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
635	3.000%, 3/01/19	No Opt. Call	N/R	642,906
745	3.000%, 3/01/20	No Opt. Call	N/R	757,732
135	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015, 2.000%, 1/01/18	No Opt. Call	N/R	135,034
805	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 144A, 2.500%, 8/01/21	No Opt. Call	N/R	789,077
440	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/21	No Opt. Call	BB+	462,818
1,200	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 3.000%, 2/01/20	No Opt. Call	Aa2	1,248,276
1,670	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	1,652,315
2,090	Hopkins Independent School District 270, Hennepin County, Minnesota, General Obligation Bonds, Crossover Refunding Series 2015C, 5.000%, 2/01/20	No Opt. Call	Aa2	2,294,423
	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015:
370	4.000%, 9/01/17	No Opt. Call	Baa1	371,939
300	4.000%, 9/01/18	No Opt. Call	Baa1	309,318
2,985	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Refunding Series 2013D, 5.000%, 2/01/18	No Opt. Call	AA+	3,055,476
2,055	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2016B, 5.000%, 2/01/20	No Opt. Call	AA+	2,257,644
2,250	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/20	No Opt. Call	AA+	2,471,873
1,145	Minneapolis, Minnesota, Multi-Family Housing Revenue Bonds, Plymouth Stevens House Limited Partnership Project, Series 2016B, 2.000%, 12/01/17	9/17 at 100.00	N/R	1,145,195
2,500	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/17 (ETM)	No Opt. Call	N/R (4)	2,509,050
280	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 2.350%, 3/01/18	No Opt. Call	N/R	279,924
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
$ 460	2.400%, 3/01/18	No Opt. Call	N/R	$459,144
605	3.000%, 3/01/20	No Opt. Call	N/R	603,203
600	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	611,610
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
350	4.000%, 1/01/20	No Opt. Call	AA-	374,630
200	4.000%, 1/01/21	No Opt. Call	AA-	218,936
300	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C, 2.000%, 5/01/18	No Opt. Call	Baa3	299,799
475	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 3.000%, 3/01/20	No Opt. Call	Baa1	486,329
2,055	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B, 5.000%, 10/01/18	No Opt. Call	A3	2,151,236
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C:
225	1.050%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA+	225,002
700	1.400%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA+	700,973
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A:
500	1.400%, 7/01/19 (Alternative Minimum Tax) (WI/DD, Settling 7/19/17)	No Opt. Call	AA+	499,235
1,580	1.700%, 1/01/21 (Alternative Minimum Tax) (WI/DD, Settling 7/19/17)	No Opt. Call	AA+	1,574,739
2,210	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2010C, 5.000%, 3/01/21 (Pre-refunded 3/01/20)	3/20 at 100.00	AAA	2,435,066
3,635	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 5.000%, 10/01/18	No Opt. Call	AAA	3,818,095
2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,538,295
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
1,910	5.000%, 12/01/18	No Opt. Call	Baa1	1,993,410
2,020	5.000%, 12/01/19	No Opt. Call	Baa1	2,160,915
220	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 3.000%, 12/01/17	No Opt. Call	BBB-	220,378
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011:
990	4.000%, 11/15/38 (Mandatory Put 11/15/18)	No Opt. Call	AA	1,028,887
8,945	4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	10,095,327
1,295	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Refunding Series 2015C, 5.000%, 2/01/20	No Opt. Call	Aa2	1,423,399
295	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21	No Opt. Call	CCC-	255,502
2,590	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,830,093
NUVEEN      11

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 155	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 2.750%, 12/01/20	No Opt. Call	BBB-	$154,258
1,555	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/20	No Opt. Call	AA+	1,707,919
120	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	118,614
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,365	5.000%, 11/15/18	No Opt. Call	BBB-	1,421,511
1,330	5.000%, 11/15/19	No Opt. Call	BBB-	1,420,147
60,095	Total Minnesota			63,830,144
	Mississippi – 0.2%
1,000	Mississippi Development Bank, Special Obligation Bonds, Municipal Energy Agency of Mississippi, Power Supply Project, Refunding Series 2015A, 5.000%, 3/01/19 – AGM Insured	No Opt. Call	AA	1,055,830
	Missouri – 3.9%
1,740	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/18	No Opt. Call	AA+	1,826,287
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2012, 4.000%, 8/01/17	No Opt. Call	A	1,002,600
300	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Refunding Series 2014, 3.000%, 4/01/18 – BAM Insured	No Opt. Call	AA	303,726
1,020	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	1,032,842
180	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/35 (Pre-refunded 11/01/17)	11/17 at 100.00	AA+ (4)	182,547
520	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 2.375%, 3/01/21	No Opt. Call	N/R	508,347
1,000	Jackson County, Missouri, Special Obligation Bonds, Rirr Right of Way Project, Series 2016, 5.000%, 12/01/20	No Opt. Call	A1	1,119,300
1,245	Jackson County, Missouri, Special Obligation Bonds, Truman Sports Complex Project, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A1	1,354,298
1,000	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 3.000%, 3/01/18	No Opt. Call	N/R	1,006,740
1,250	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.000%, 9/01/17	No Opt. Call	A+	1,258,800
1,300	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2016A, 5.000%, 10/01/20	No Opt. Call	AA-	1,438,866
2,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 1992, 1.250%, 7/01/17	No Opt. Call	A	2,000,020
285	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 4.000%, 2/01/18	No Opt. Call	BBB+	289,497
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 4.000%, 2/01/20	No Opt. Call	BBB+	$1,055,680
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
780	2.500%, 5/01/18	No Opt. Call	N/R	782,792
775	2.750%, 5/01/19	No Opt. Call	N/R	781,549
500	3.000%, 5/01/20	No Opt. Call	N/R	507,390
300	3.250%, 5/01/21	No Opt. Call	N/R	306,015
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA	1,149,100
640	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016, 4.000%, 11/15/20	No Opt. Call	N/R	657,344
170	Saint Louis Industrial Development Authority, Missouri, Tax Increment Bonds, Southtown Redevelopment Project, Refunding Series 2015, 3.000%, 11/01/22	No Opt. Call	N/R	169,471
530	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, City Parks, Series 2014, 4.000%, 6/15/18 – AGM Insured	No Opt. Call	AA	543,817
435	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	A-	435,048
1,135	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A	1,184,089
1,285	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	Aa2	1,452,680
195	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/17 at 100.00	N/R	195,172
530	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012, 5.000%, 9/01/17	No Opt. Call	A-	533,297
1,525	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 2.850%, 9/01/18	9/17 at 100.00	A-	1,528,568
23,640	Total Missouri			24,605,882
	Montana – 0.3%
1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA-	1,839,789
	Nebraska – 1.6%
690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	778,465
6,380	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2014, 5.000%, 8/01/39 (Mandatory Put 12/01/19)	12/19 at 100.00	A1	6,893,973
1,000	Nebraska State Colleges Facilities Corporation, Building Bonds, CSC Rangeland Center and WCS U.S. Conn Library Projects, Series 2014, 5.000%, 6/15/18	No Opt. Call	AA+	1,037,320
1,235	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 4.000%, 2/15/18	No Opt. Call	Aa1	1,259,070
9,305	Total Nebraska			9,968,828
NUVEEN      13

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 3.3%
$ 5,240	Clark County, Nevada, Airport Revenue Bonds, Junior Lien Series 2014B, 5.000%, 7/01/18	No Opt. Call	A+	$5,450,753
3,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2017C, 5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	3,396,450
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2017B, 5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	Aa3	2,209,760
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,185	3.000%, 9/01/18	No Opt. Call	N/R	1,194,456
1,890	4.000%, 9/01/20	No Opt. Call	N/R	1,970,174
1,040	2.000%, 9/01/21	No Opt. Call	N/R	1,006,283
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-4C Green Valley Properties, Refunding Series 2014:
1,480	4.000%, 11/01/17	No Opt. Call	N/R	1,492,476
1,035	4.000%, 11/01/18	No Opt. Call	N/R	1,065,439
1,080	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 3.500%, 12/01/19	No Opt. Call	N/R	1,084,126
1,790	Nevada State, General Obligation Bonds, Capital Improvement & Refunding Series 2015E, 5.000%, 2/01/21	No Opt. Call	AA+	2,022,969
19,740	Total Nevada			20,892,886
	New Hampshire – 0.2%
1,030	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc., Refunding Series 2014A, 4.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,041,969
	New Jersey – 4.2%
1,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/18	No Opt. Call	BBB+	1,022,470
	Lacey Township School District, Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2016:
1,585	4.000%, 4/01/19 – BAM Insured	No Opt. Call	AA	1,655,247
1,665	4.000%, 4/01/20 – BAM Insured	No Opt. Call	AA	1,770,311
1,330	5.000%, 4/01/21 – BAM Insured	No Opt. Call	AA	1,487,858
1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A, 5.000%, 7/01/17	No Opt. Call	Baa2	1,100,110
2,585	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 5.000%, 7/01/19	No Opt. Call	AA-	2,774,532
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/19	No Opt. Call	Baa2	2,135,560
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1, 4.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	Aaa	2,022,160
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A:
1,575	5.000%, 9/15/17	No Opt. Call	A	1,588,403
2,000	5.000%, 9/15/18	No Opt. Call	A	2,073,280
14      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 4,365	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	A+	$4,667,669
3,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A-	3,228,836
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
915	4.500%, 6/01/23	9/17 at 100.00	BBB+	920,408
110	4.625%, 6/01/26	9/17 at 100.00	BBB	110,279
25,330	Total New Jersey			26,557,123
	New Mexico – 0.9%
5,130	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory Put 8/01/19)	8/19 at 100.00	A1	5,486,176
	New York – 7.9%
1,135	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/18	No Opt. Call	BBB+	1,177,052
380	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 3.000%, 4/01/18	No Opt. Call	BBB-	381,938
5,000	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Series 2013D, 1.350%, 11/01/31 (Mandatory Put 11/01/17)	No Opt. Call	AA-	5,003,450
1,375	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2015, 5.000%, 7/01/18	No Opt. Call	A-	1,429,313
1,435	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2014A, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA	1,507,094
4,015	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/19	No Opt. Call	AAA	4,276,376
575	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 3.000%, 7/01/17	No Opt. Call	A-	575,035
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/18	No Opt. Call	AAA	2,106,800
2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/18	No Opt. Call	AA	2,086,140
1,765	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1994B, 2.000%, 2/01/29 (Mandatory Put 5/01/20)	No Opt. Call	A-	1,768,548
1,960	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A-	2,096,200
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
5,000	5.000%, 8/01/19 (Alternative Minimum Tax)	No Opt. Call	BB	5,288,050
1,985	5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB	2,141,279
620	Niagara Falls, New York, General Obligation Bonds, Series 2014, 2.000%, 3/01/18 – AGM Insured	No Opt. Call	AA	622,716
NUVEEN      15

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/18 (Alternative Minimum Tax)	No Opt. Call	AA-	$6,299,820
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Seventh Series 2016, 5.000%, 11/15/19 (Alternative Minimum Tax)	No Opt. Call	AA-	5,434,300
665	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/18	No Opt. Call	A-	690,110
1,880	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2015, 4.000%, 8/01/19	No Opt. Call	A3	1,981,313
	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
3,055	4.000%, 6/01/19	No Opt. Call	A	3,191,528
1,225	5.000%, 6/01/20	No Opt. Call	A	1,335,985
47,070	Total New York			49,393,047
	North Carolina – 0.9%
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
2,195	4.000%, 10/01/19	No Opt. Call	A3	2,319,061
2,250	4.000%, 10/01/20	No Opt. Call	A3	2,420,820
700	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 4.000%, 10/01/19	No Opt. Call	N/R	720,356
5,145	Total North Carolina			5,460,237
	North Dakota – 0.6%
3,000	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 5.250%, 11/01/18	No Opt. Call	A+	3,164,760
815	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/19 (WI/DD, Settling 7/12/17)	No Opt. Call	A-	880,933
3,815	Total North Dakota			4,045,693
	Ohio – 0.6%
1,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.000%, 11/15/19	No Opt. Call	A-	1,071,390
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	Caa1	291,125
350	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory Put 9/01/18)	No Opt. Call	A3	353,189
1,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds, Xavier University 2008C, 5.000%, 5/01/18 (ETM)	No Opt. Call	A3 (4)	1,034,240
1,230	University of Toledo, Ohio, General Receipts Bonds, Refunding Series 2010, 5.000%, 6/01/18	No Opt. Call	A1	1,274,575
4,265	Total Ohio			4,024,519
	Oklahoma – 1.8%
1,000	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012, 4.000%, 9/01/18	No Opt. Call	A+	1,034,060
16      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$ 2,765	Canadian County Independent School District 69, Mustang, Oklahoma, General Obligation Bond, Combined Purpose Series 2014, 2.000%, 6/01/18	No Opt. Call	AA-	$2,788,751
1,005	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	A+	1,105,902
1,070	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Refunding Series 2015A, 5.000%, 8/15/18	No Opt. Call	AA-	1,118,899
	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Refunding Series 2015B:
860	4.000%, 6/01/18 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	881,423
1,000	5.000%, 6/01/20 – BAM Insured	No Opt. Call	AA	1,089,450
1,200	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A, 4.000%, 6/01/18 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,229,892
2,000	Tulsa County Independent School District 11 Owasso, Oklahoma, General Obligation Bonds, Combined Purpose Series 2014, 2.000%, 6/01/18	No Opt. Call	AA-	2,017,740
10,900	Total Oklahoma			11,266,117
	Oregon – 0.4%
2,295	Multnomah County School District 1J, Portland, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/20	No Opt. Call	Aa1	2,550,915
	Pennsylvania – 3.6%
1,115	Corry Area School District, Erie County, Pennsylvania, General Obligation Bonds, Refunding Series 2014, 3.000%, 12/15/18	No Opt. Call	AA	1,145,005
500	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 4.000%, 12/01/18	No Opt. Call	A	518,970
	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. - Student Housing Project at Millersville University, Series 2014:
300	2.000%, 7/01/17	No Opt. Call	BBB-	300,000
500	2.250%, 7/01/18	No Opt. Call	BBB-	500,345
350	Economy Municipal Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2013, 3.000%, 12/15/17	No Opt. Call	AA	353,052
250	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 4.000%, 6/01/18	No Opt. Call	Ba1	251,772
1,000	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013, 5.000%, 5/01/18	No Opt. Call	BBB	1,021,950
1,000	Manheim Township School District, Lancaster County, Pennsylvania, General Obligation Bonds, Libor Index Rate Mode, Series 2014A, 1.237%, 5/01/25 (Mandatory Put 5/01/18)	11/17 at 100.00	Aa2	996,510
640	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Lock Haven University Foundation Student Housing Project, Refunding Series 2013A, 3.000%, 7/01/17	No Opt. Call	BBB-	640,006
825	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.000%, 7/15/17	No Opt. Call	A-	826,394
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2014, 4.000%, 7/15/17	No Opt. Call	A-	400,416
5,045	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	5,667,503
NUVEEN      17

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
$ 620	4.000%, 12/01/18	No Opt. Call	A+	$643,653
1,515	5.000%, 12/01/19	No Opt. Call	A+	1,639,124
1,275	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014B, 4.000%, 9/01/18 – BAM Insured	No Opt. Call	AA	1,317,776
2,760	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/18 – AGM Insured	No Opt. Call	AA	2,894,578
635	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 5.000%, 9/01/19	No Opt. Call	AA-	685,413
430	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/18	No Opt. Call	Aa3	445,381
	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Harrisburg Area Community College Project, Series 2014B2:
1,105	3.000%, 10/01/17	No Opt. Call	AA	1,110,293
1,255	4.000%, 10/01/18	No Opt. Call	AA	1,295,273
21,520	Total Pennsylvania			22,653,414
	Rhode Island – 1.0%
1,535	Rhode Island Commerce Corporation, Grant Anticipation Bonds, Rhode Island Department of Transportation, Refunding Series 2016A, 5.000%, 6/15/20	No Opt. Call	AA-	1,690,557
1,020	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Board of Education Auxiliary Enterprise, Refunding Series 2013D, 5.000%, 9/15/17	No Opt. Call	A1	1,028,762
555	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Board of Education Educational & General, Refunding Series 2013B, 3.000%, 9/15/17	No Opt. Call	Aa3	557,464
	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2016B:
675	5.000%, 9/15/19	No Opt. Call	A+	727,414
375	5.000%, 9/15/20	No Opt. Call	A+	415,301
1,525	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/20	No Opt. Call	BBB+	1,649,958
5,685	Total Rhode Island			6,069,456
	South Dakota – 0.7%
1,515	Sioux Falls School District 49-5, Minnehaha and Lincoln Counties, South Dakota, General Obligation Bonds, Refunding Certificate Series 2012, 4.000%, 1/01/18	No Opt. Call	AA-	1,538,589
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016:
300	2.650%, 11/01/20	No Opt. Call	BB	297,513
200	3.000%, 11/01/21	No Opt. Call	BB	197,548
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	590,733
525	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 3.000%, 11/01/18	No Opt. Call	A+	538,209
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
$ 485	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/19	No Opt. Call	A+	$526,657
1,050	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds, Series 2013A, 1.600%, 5/01/18	No Opt. Call	Aa3	1,053,244
4,660	Total South Dakota			4,742,493
	Tennessee – 0.6%
1,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/21	No Opt. Call	A	1,108,880
1,290	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA-	1,413,092
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 1.450%, 8/01/31 (Alternative Minimum Tax) (Mandatory Put 8/01/18)	No Opt. Call	A-	1,500,165
3,790	Total Tennessee			4,022,137
	Texas – 8.4%
1,150	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/21	No Opt. Call	BBB+	1,275,212
5,720	Brazosport Independent School District, Brazoria County, Texas, General Obligation Bonds, School Building Series 2015, 5.000%, 2/15/20	No Opt. Call	Aaa	6,287,767
1,000	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014, 4.000%, 9/01/18	No Opt. Call	AA	1,034,060
1,525	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,602,241
3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2010A, 5.000%, 6/01/19	No Opt. Call	A+	3,211,380
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
590	4.000%, 11/15/17	No Opt. Call	A3	596,449
2,415	4.000%, 11/15/18	No Opt. Call	A3	2,500,177
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/20	No Opt. Call	A2	1,110,910
2,260	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 5.000%, 2/15/21	No Opt. Call	AAA	2,560,490
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 4.000%, 5/15/21	No Opt. Call	AA	5,494,650
410	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/18	No Opt. Call	A2	428,241
500	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/18	No Opt. Call	AA-	521,270
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017:
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,082,190
1,500	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,667,760
NUVEEN      19

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,480	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2011A, 5.000%, 5/15/20	No Opt. Call	A1	$4,941,261
1,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/21	No Opt. Call	AA+	1,129,070
375	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 3.000%, 12/01/18	No Opt. Call	Ba2	375,101
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
345	2.000%, 11/15/19	No Opt. Call	BB+	338,297
615	4.000%, 11/15/21	No Opt. Call	BB+	636,094
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A:
125	4.000%, 4/01/18 – AGM Insured	No Opt. Call	AA	127,314
325	4.000%, 4/01/19 – AGM Insured	No Opt. Call	AA	337,246
1,500	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 5.000%, 12/15/20	No Opt. Call	AA-	1,682,400
1,425	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A, 4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA	1,476,613
2,605	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/19	No Opt. Call	AAA	2,784,615
	Texas State University System, Financing Revenue Bonds, Refunding Series 2017A:
3,000	5.000%, 3/15/19	No Opt. Call	Aa2	3,197,520
2,000	5.000%, 3/15/20	No Opt. Call	Aa2	2,201,640
2,500	Texas State, General Obligation Bonds, Public Finance Authority, Refunding Series 2014A, 5.000%, 10/01/20	No Opt. Call	AAA	2,803,825
1,000	Travis County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016A, 5.000%, 3/01/21	No Opt. Call	AAA	1,133,060
48,365	Total Texas			52,536,853
	Utah – 0.7%
2,870	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Subordinate Lien Refunding Series 2014, 5.000%, 7/01/18	No Opt. Call	AA-	2,983,968
	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds, Refunding Series 2016:
660	2.000%, 2/01/19 – AGM Insured	No Opt. Call	AA	667,676
575	3.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	599,351
4,105	Total Utah			4,250,995
	Vermont – 0.4%
2,715	Vermont Student Assistance Corporation, Education Student Loan Revenue Notes Series 2012A, 2.550%, 6/15/18 (Alternative Minimum Tax)	No Opt. Call	A	2,727,380
	Virginia – 0.2%
425	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory Put 10/01/19)	No Opt. Call	BBB+	423,126
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 1,160	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory Put 6/01/20)	No Opt. Call	A2	$ 1,169,442
1,585	Total Virginia			1,592,568
	Washington – 2.3%
4,185	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/18	No Opt. Call	Aa1	4,355,455
	Port Everett, Washington, Revenue Bonds, Refunding Series 2016:
200	3.000%, 12/01/19	No Opt. Call	A1	207,140
200	4.000%, 12/01/20	No Opt. Call	A1	215,734
225	4.000%, 12/01/21	No Opt. Call	A1	246,537
860	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A, 3.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	A-	865,943
1,500	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/19 (Alternative Minimum Tax)	No Opt. Call	AA-	1,599,090
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
1,425	4.000%, 12/01/17	No Opt. Call	Baa2	1,438,110
610	5.000%, 12/01/18	No Opt. Call	Baa2	635,138
1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,898,629
470	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/18	No Opt. Call	A+	494,247
1,400	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005D, 144A, 1.250%, 11/01/17	No Opt. Call	A-	1,401,036
500	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.000%, 7/01/19	No Opt. Call	Baa1	542,570
500	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 5.000%, 1/01/18 (ETM)	No Opt. Call	A (4)	510,440
13,850	Total Washington			14,410,069
	West Virginia – 0.1%
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Alternative Minimum Tax) (Mandatory Put 9/01/20)	No Opt. Call	A-	990,710
	Wisconsin – 1.3%
2,855	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, 2.000%, 7/01/29 (Alternative Minimum Tax) (Mandatory Put 6/01/21)	No Opt. Call	A-	2,854,800
655	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2009B, 1.250%, 8/15/25 (Mandatory Put 8/15/17)	8/17 at 100.00	A+	655,033
530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital, Series 2015, 3.000%, 12/01/18	No Opt. Call	A+	543,658
820	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/18	No Opt. Call	AA-	863,714
NUVEEN      21

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 100	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 2.750%, 10/01/17	No Opt. Call	N/R	$100,204
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
375	4.000%, 5/01/18	No Opt. Call	BBB+	382,912
300	4.000%, 5/01/19	No Opt. Call	BBB+	311,844
450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc., Series 2015, 5.000%, 12/15/18	No Opt. Call	AA-	474,840
	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2015A:
1,000	1.850%, 3/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,004,810
1,260	1.950%, 9/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,269,803
8,345	Total Wisconsin			8,461,618
$ 567,305	Total Municipal Bonds (cost $594,912,166)			597,283,482

Shares	Description (1),(5)	Value
	INVESTMENT COMPANIES – 2.0%
6,525,000	Eaton Vance Michigan Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs	6,524,086
875,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs	874,878
5,000,000	Eaton Vance New York Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs	5,000,300
	Total Investment Companies (cost $12,400,000)	12,399,264
	Total Long-Term Investments (cost $607,312,166)	609,682,746

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.3%
	MUNICIPAL BONDS – 2.3%
	National – 0.0%
$ 238	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2014, Variable Rate Demand Obligations, 1.610%, 11/15/17 (6)	No Opt. Call	A+	$ 238,296
	Colorado – 0.3%
1,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008-C2, Variable Rate Demand Obligations, 1.964%, 10/01/39 (Mandatory Put 11/12/20) (6)	5/20 at 100.00	BBB+	1,741,338
	Kentucky – 0.2%
910	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, Variable Rate Demand Obligations, 1.350%, 11/01/27 (Alternative Minimum Tax) (Mandatory Put 5/01/18) (6)	No Opt. Call	A1	910,100
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 0.3%
$ 2,000	St. Bernard Parish, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation, Series 1996, Variable Rate Demand Obligations, 0.910%, 11/01/26 (Alternative Minimum Tax) (6)	10/17 at 100.00	A-1+	$ 2,000,000
	Missouri – 0.2%
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 2008, Variable Rate Demand Obligations, 2.875%, 5/01/38 (Alternative Minimum Tax) (Mandatory Put 7/02/18) (6)	No Opt. Call	BBB+	1,011,360
	New York – 0.7%
1,625	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Series 2013A, Variable Rate Demand Obligations, 1.300%, 11/01/31 (Mandatory Put 11/01/18) (6)	No Opt. Call	AA-	1,624,090
1,770	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Series 2013B, Variable Rate Demand Obligations, 1.500%, 11/01/31 (Mandatory Put 4/30/20) (6)	No Opt. Call	AA-	1,786,408
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series C-4, Variable Rate Demand Obligations, 0.950%, 11/01/36 (6)	9/17 at 100.00	A-1	1,000,000
4,395	Total New York			4,410,498
	Ohio – 0.6%
4,000	Ohio Water Development Authority, Ohio, Solid Waste Revenue Refunding Bonds, Waste Management, Inc. Project, Series 2002, Variable Rate Demand Obligations, 1.700%, 11/01/22 (Alternative Minimum Tax) (Mandatory Put 11/01/18) (6)	No Opt. Call	A-2	4,003,640
$ 14,293	Total Short-Term Investments (cost $14,311,803)			14,315,232
	Total Investments (cost $621,623,969) – 99.4%			623,997,978
	Other Assets Less Liabilities – 0.6%			3,727,121
	Net Assets – 100%			$ 627,725,099
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      23

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$597,283,482	$ —	$597,283,482
Investment Companies	12,399,264	—	—	12,399,264
Short-Term Investments:
Municipal Bonds	—	14,315,232	—	14,315,232
Total	$12,399,264	$611,598,714	$ —	$623,997,978
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2017, the cost of investments was $621,496,278.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:
Gross unrealized:
Appreciation	$ 3,770,708
Depreciation	(1,269,008)
Net unrealized appreciation (depreciation) of investments	$ 2,501,700
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
24      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2017